STOCK BASED COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2015
STOCK BASED COMPENSATION
Schedule of stock option activity
	Options	Weighted- Average Exercise Price/Share	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value(1)
Outstanding – July 1, 2014	240,986	$11.76
Granted	7,700	20.01
Exercised	—	—
Forfeited	—	—
Outstanding – June 30, 2015	248,686	$12.02	7.21	$1,587,750
Fully vested and exercisable at June 30, 2015	127,741	$11.63	7.21	$864,807
Expected to vest in future periods	120,945
Fully vested and expected to vest – June 30, 2015	248,686	$12.02	7.21	$1,587,750

(1)
The intrinsic value for stock options is defined as the difference between the current market value and the exercise price. The current market price was based on the closing price of common stock of  $18.40 per share on June 30, 2015.

Schedule of weighted-average fair value of options granted and assumptions used in the Black-Scholes-Merton option pricing model
	Fiscal Years Granted
	2015	2014	2012
Risk-free interest rate	1.68%	2.32%	1.54%
Expected dividend yield	2.00%	2.33%	3.45%
Expected stock volatility	15.9	15.5	15.3
Expected life (years)	8	8	8
Fair value	$2.86	$2.46	$1.00

Schedule of non-vested restricted stock activity
June 30, 2015
Balance – beginning of year	67,699
Granted	12,600
Forfeited	—
Vested	(17,797)
Balance – end of period	62,502
Weighted average grant date fair value	$13.15